Share Capital (Schedule of Reconciliation of Stock Options and Warrants Outstanding) (Details)			12 Months Ended
	Oct. 16, 2017 USD ($) shares	Aug. 31, 2017 USD ($) shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($) shares
Number of Options and Warrants
Outstanding at beginning of year | shares					6,800,000
Issued | shares	500,000	4,000,000	4,500,000
Expired | shares					(6,800,000)
Outstanding at end of year | shares			4,500,000
Weighted average exercise price
Outstanding at beginning of year | $					$ 0.05
Issued | $	$ 0.15	$ 0.15	0.15
Expired | $					0.05
Outstanding at end of year | $			$ 0.15
Warrants [Member]
Number of Options and Warrants
Outstanding at beginning of year | shares			2,000,000	2,550,000	9,462,500
Issued | shares			31,350,000		2,000,000
Expired | shares				(550,000)	(8,912,500)
Exercised | shares			(2,000,000)
Outstanding at end of year | shares			31,350,000	2,000,000	2,550,000
Weighted average exercise price
Outstanding at beginning of year | $			$ 0.01	$ 0.03	$ 0.05
Issued | $			0.1		0.01
Expired | $				0.1	0.05
Exercised | $			0.01
Outstanding at end of year | $			$ 0.1	$ 0.01	$ 0.03